Investment Objectives and Goals	Feb. 09, 2026
Tema American Reshoring ETF
Prospectus [Line Items]
Risk/Return [Heading]	TEMA AMERICAN RESHORING ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema American Reshoring ETF (the “Fund”) seeks to provide long-term growth.
Tema Durable Quality ETF
Prospectus [Line Items]
Risk/Return [Heading]	TEMA DURABLE QUALITY ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema Durable Quality ETF (formerly, the Tema Monopolies and Oligopolies ETF) (the “Fund”) seeks to provide long-term growth.
Tema Heart & Health ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — Tema Heart & Health ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema Heart & Health ETF (formerly, Tema GLP-1, Obesity & Cardiometabolic ETF) (the “Fund”) seeks to provide long-term growth of capital.
Tema Oncology ETF
Prospectus [Line Items]
Risk/Return [Heading]	TEMA ONCOLOGY ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema Oncology ETF (the “Fund”) seeks to provide long-term growth.
Tema Electrification ETF
Prospectus [Line Items]
Risk/Return [Heading]	TEMA ELECTRIFICATION ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema Electrification ETF (the “Fund”) seeks to provide long-term growth of capital.
Tema S&P 500 Historical Weight ETF Strategy
Prospectus [Line Items]
Risk/Return [Heading]	TEMA S&P 500® HISTORICAL WEIGHT ETF STRATEGY – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema S&P 500® Historical Weight ETF Strategy (the “Fund”) seeks long-term growth based on a historical weight interpretation of the S&P 500® Index (the “S&P 500”).